STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2023
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

27. STATUTORY RESERVES AND RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital, the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the years ended December 31, 2021, 2022 and 2023, appropriations to the statutory reserve have been made by the Group, which was RMB91.1 million, RMB176.9 million and RMB150.3 million, respectively.

In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net assets was RMB21.2 billion as of December 31, 2023.

Cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and “Net assets of VIEs” and the income (loss) of the subsidiaries is presented as “Share of income (loss) of subsidiaries” and “Income (loss) of the VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company became parent company of the Group upon the completion of the Reorganization on December 28, 2018. The following disclosures present the financial positions of the parent company as of December 31, 2022 and 2023, the operation results for the years ended December 31, 2021, 2022 and 2023, and the statements of cash flows for the years ended December 31, 2021, 2022 and 2023. The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022 and 2023.

27. STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

Condensed balance sheets of the parent company

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands, except for
	share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	12,818	9,414
Short-term investments	7,372,995	537,847
Amounts due from subsidiaries and VIEs	1,226,906	688,776
Prepayments, receivables and other assets	13,927	2,003
Non‑current assets:
Investment in subsidiaries	56,064,739	67,805,473
Net assets of the VIEs	3,716,231	3,061,116
Long-term investments, net	516,873	—
TOTAL ASSETS	68,924,489	72,104,629

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	4,129	4,805
TOTAL LIABILITIES	4,129	4,805

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 24,114,698,720 Class A ordinary shares and 885,301,280 Class B ordinary shares. 3,601,547,279 Class A ordinary shares issued and 3,561,632,933 Class A ordinary shares outstanding(1) as of December 31, 2022; 3,571,960,220 Class A ordinary shares issued and 3,443,860,844 Class A ordinary shares outstanding(1) as of December 31, 2023; and 156,426,896 and 151,354,549 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)	487	475
Treasury shares	(225,329)	(866,198)
Additional paid‑in capital	80,302,956	77,583,054
Accumulated other comprehensive income (loss)	(412,721)	244,302
Accumulated deficit	(10,745,033)	(4,861,809)
Total shareholders’ equity	68,920,360	72,099,824
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	68,924,489	72,104,629
(1)	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.

27. STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

Condensed statements of comprehensive income (loss)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)

Sales and marketing expenses	(10,227)	—	—
General and administrative expenses	(82,109)	(140,148)	(45,781)
Research and development expenses	(57)	—	—
Interest income, net	3,035	745	52,460
Share of income (loss) of subsidiaries	(696,144)	(1,436,950)	5,618,262
Income (loss) of the VIEs	(52,436)	97,036	194,884
Fair value changes through earnings on investments, net	183,991	4,770	45,235
Foreign currency exchange loss	(3,968)	(61,317)	(30,089)
Other income, net	133,786	149,790	48,253
Income (loss) before income tax expense	(524,129)	(1,386,074)	5,883,224
Income tax expense	—	—	—
Net income (loss)	(524,129)	(1,386,074)	5,883,224
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(524,129)	(1,386,074)	5,883,224

Net income (loss)	(524,129)	(1,386,074)	5,883,224
Other comprehensive income (loss)
Currency translation adjustments	(841,214)	2,602,071	574,223
Unrealized gains (losses) on available-for-sale investments, net of reclassification	35,578	(375,069)	82,800
Total comprehensive income (loss)	(1,329,765)	840,928	6,540,247
Total comprehensive income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(1,329,765)	840,928	6,540,247

Condensed statements of cash flows

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)

Net cash provided by (used in) operating activities	(10,302)	(58,875)	62,063
Net cash provided by (used in) investing activities	(3,183,233)	1,348,740	6,933,723
Net cash provided by (used in) financing activities	7	(1,319,793)	(6,576,333)
Effect of exchange rate changes on cash and cash equivalents	(12,822)	(12,489)	(422,857)
Net decrease in cash and cash equivalents	(3,206,350)	(42,417)	(3,404)
Cash and cash equivalents at the beginning of the year	3,261,585	55,235	12,818
Cash and cash equivalents at the end of the year	55,235	12,818	9,414